Accounts and notes receivables, net - Movements of the allowance for doubtful accounts (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accounts and notes receivables, net
Balance at the beginning of the year	¥ 31,381	¥ 34,969	¥ 23,298
Additions/(reversal)	1,408	(892)	11,671
Write-off	(770)	(2,696)	0
Balance at the end of the year	¥ 32,019	¥ 31,381	¥ 34,969